JOINT VENTURES AND ASSOCIATES (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
JOINT VENTURES
Assets in joint ventures and associates	$ 40,820,784		$ 39,296,810
Liabilities in joint ventures and associates	638,126		622,823
Share of profit or loss of joint ventures and associates	1,508,671	$ 842,240
Trigall Genetics S.A.
JOINT VENTURES
Liabilities in joint ventures and associates	638,126		622,823
Share of profit or loss of joint ventures and associates	(15,303)	(132,117)
Synertech Industrias S.A.
JOINT VENTURES
Assets in joint ventures and associates	37,550,684		36,026,710
Share of profit or loss of joint ventures and associates	1,523,974	$ 974,357
Alfalfa Technologies S.R.L
JOINT VENTURES
Assets in joint ventures and associates	36,502		36,502
Moolec Science S.A.
JOINT VENTURES
Assets in joint ventures and associates	$ 3,233,598		$ 3,233,598